Document and Entity Information	Aug. 11, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Registrant Name	RAPID MICRO BIOSYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40592
Entity Tax Identification Number	20-8121647
Entity Address, Address Line One	1001 Pawtucket Boulevard West,
Entity Address, Adress Line Two	Suite 280
Entity Address, City or Town	Lowell
Entity Address State Or Province	MA
Entity Address, Postal Zip Code	01854
City Area Code	978
Local Phone Number	349-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001380106
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	RPID
Security Exchange Name	NASDAQ
Class A Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Class A Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
Class B Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Class B Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ